Other Compensation Costs - Narrative (Details) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) installment anniversary shares	Sep. 30, 2025 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, noncash expense	$ 3,200	$ 4,800	$ 9,600	$ 9,100
Incremental compensation expense		2,700		2,700
Share-based payment arrangement, expense			$ 3,750	4,910
Employee Stock Option | Brookfield Infrastructure
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award number of vesting periods installments | installment			5
Share based compensation arrangement by share based payment award number of vesting periods installments anniversaries | anniversary			5
Share-based compensation arrangement by share-based payment award, number of shares available for grant | shares	1		1
Share-based compensation arrangement by share-based payment award, ward vesting period			5 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value			$ 25,000
Share-based payment arrangement, expense	$ 1,300	$ 3,000	$ 3,800	$ 4,900